NET INCOME LOSS PER SHARE - Computation of Basic and Diluted Net Income Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted net (loss) income per share	$ (10,667)	¥ (71,448)	¥ 22,440	$ (13,291)	¥ (89,018)	¥ 8,111
Denominator:
Denominator for basic net (loss) income per share weighted average ordinary shares outstanding (in shares)	46,825,968	46,825,968	46,648,495	46,756,368	46,756,368	46,642,280
Denominator for diluted net (loss) income per share weighted average ordinary shares outstanding (in shares)	46,825,968	46,825,968	46,648,495	46,756,368	46,756,368	46,642,280
Basic net (loss) income per share | ¥ / shares					¥ (1.90)	¥ 0.17
Diluted net (loss) income per share | ¥ / shares					¥ (1.87)	¥ 0.17
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share				20,833	20,833